PGIM S&P 500 Buffer 12 ETF - September Investment Objectives and Goals	Aug. 31, 2026
PGIM S&P 500 Buffer 12 ETF - September
Prospectus [Line Items]
Objective, Primary [Text Block]	The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period September 1, 2026 through August 31, 2027 is 15.86% (before fees and expenses).The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period September 1, 2026 through August 31, 2027 is 12.32% (before fees and expenses).* Takes into account the Fund’s unitary management fee.In connection with the onset of the new Target Outcome Period, each Fund’s prospectus is amended as set forth below:■The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the dates associated with the prior Target Outcome Period are deleted in their entirety and replaced with references to the new Target Outcome Period: September 1, 2026 through August 31, 2027.■All references to the upside cap for the prior outcome period are deleted in their entirety and replaced with the corresponding cap set forth in the table above.